Common Shareholders' Equity, Equity Rollforward (Details)			12 Months Ended				12 Months Ended				0 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended					12 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 TDS Parent Company Before Share Consolidation	Dec. 31, 2011 TDS Parent Company After Share Consolidation	Dec. 31, 2012 Common Shares	Dec. 31, 2011 Common Shares	Dec. 31, 2012 Common Shares TDS Parent Company	Dec. 31, 2011 Common Shares TDS Parent Company		Dec. 31, 2010 Common Shares TDS Parent Company	Jan. 24, 2012 Common Shares TDS Parent Company After Share Consolidation	Dec. 31, 2012 Common Shares TDS Parent Company Treasury Shares	Dec. 31, 2011 Common Shares TDS Parent Company Treasury Shares		Dec. 31, 2010 Common Shares TDS Parent Company Treasury Shares	Dec. 31, 2012 Common Shares TDS Parent Company 401(k)	Dec. 31, 2011 Special Common Shares TDS Parent Company	Dec. 31, 2009 Special Common Shares TDS Parent Company	Dec. 31, 2011 Special Common Shares TDS Parent Company Treasury Shares		Dec. 31, 2010 Special Common Shares TDS Parent Company Treasury Shares	Dec. 31, 2012 Series A Common Shares	Dec. 31, 2011 Series A Common Shares	Dec. 31, 2012 Series A Common Shares TDS Parent Company	Dec. 31, 2011 Series A Common Shares TDS Parent Company		Dec. 31, 2010 Series A Common Shares TDS Parent Company	Jan. 24, 2012 Series A Common Shares TDS Parent Company After Share Consolidation
Common shareholders' equity, other disclosures
Shares reserved							7,160,000									90,000
Voting rights			As of December 31, 2011, the holders of Common Shares and Special Common Shares were entitled to one vote per share. The holders of Common Shares had full voting rights; the holders of Special Common Shares had limited voting rights. Other than the election of directors, the Special Common Shares had no votes except as otherwise required by law. The holders of Series A Common Shares were entitled to ten votes per share.	The Series A Common Shares continue to have ten votes per share in such matters and the vote per share of the Common Shares floats and is determined each time there is a vote on matters other than the election of directors.							43.3%																	56.7%
Common shareholders' equity, share rollforward
Common stock, shares issued beginning balance	132,672,000	132,621,000			125,512,000	125,502,000	125,502,000	57,093,000		57,082,000							63,442,000	63,442,000				7,160,000	7,119,000	7,119,000	6,510,000		6,492,000
Treasury shares, beginning balance	24,641,000	24,165,000			24,641,000	24,165,000						24,165,000	7,198,000		7,277,000				15,911,000		13,717,000
Repurchase of shares												868,000							748,000		2,394,000
Conversion of Series A Common Shares							10,000			11,000														(10,000)			(11,000)
Dividend reinvestment, incentive and compensation plans																								51,000	39,000		29,000
Dividend reinvestment, incentive and compensation plans - Treasury shares												(392,000)	(86,000)		(79,000)				(226,000)		(200,000)
Reclassification as a result of Share Consolidation Amendment								68,409,000	[1]				17,053,000	[1]			(63,442,000) [1]		(16,433,000)	[1]					570,000	[1]
Common stock, shares issued ending balance	132,672,000	132,621,000			125,512,000	125,502,000	125,512,000	125,502,000		57,093,000								63,442,000				7,160,000	7,119,000	7,160,000	7,119,000		6,510,000
Treasury shares, ending balance	24,641,000	24,165,000			24,641,000	24,165,000						24,641,000	24,165,000		7,198,000						15,911,000

[1]	Reflects the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012.